Short-term borrowings and long-term debt (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Short-term Debt

Short-term borrowings at March 31, 2011 and 2012 consist of the following:

	0000000	0000000
	Yen in millions
	March 31
	2011	2012
Loans, principally from banks with average interest at March 31, 2011 and 2012 of 0.19% and 0.22% per annum, respectively	¥52,018	¥59,608
Commercial papers with average interest at March 31, 2012 of 0.11% per annum	—	27,000

	¥52,018	¥86,608

Schedule of Long-term Debt Instruments

Long-term debt at March 31, 2011 and 2012 is comprised of the following:

	0000000	0000000
	Yen in millions
	March 31
	2011	2012
Unsecured loans, representing obligations principally to banks and an insurance company Due 2011 to 2026 in 2011 with interest ranging from 0.00% to 6.40% per annum in 2011 Due 2012 to 2026 in 2012 with interest ranging from 0.00% to 6.40% per annum in 2012	¥305	¥255
Zero coupon convertible bonds due 2015 Convertible at ¥10,626 for one common share, redeemable before due date (see notes below)	100,447	100,347
Long-term capital lease obligations Due 2011 to 2017 in 2011, with interest from 0.18% to 12.43% per annum in 2011 Due 2012 to 2026 in 2012, with interest from 0.00% to 9.15% per annum in 2012	2,191	1,308

	102,943	101,910
Less—Current portion due within one year	(1,124)	(674)

	¥101,819	¥101,236

Schedule of Maturities of Long-term Debt

The aggregate amounts of annual maturity of long-term debt during the next five years are as follows:

Yen in millions
Year ending March 31
2013	¥674
2014	343
2015	188
2016	100,492
2017	58
2018 and thereafter	¥155

Yen Denominated zero coupon convertible bonds due 2015
Schedule of Long-term Debt Instruments

Detail of Zero coupon convertible bonds, due 2015 is as follow;

	0000000	0000000
	Yen in millions
	March 31
	2011	2012
Principal amount	¥100,000	¥100,000
Unamortized premium	447	347

Total	¥100,447	¥100,347